General information	6 Months Ended
Jun. 30, 2024
General Information
General information

1. General information

ESGL Holdings Limited

ESGL Holdings Limited (“ESGL” or the “Company”) was incorporated in the Cayman Islands on November 18, 2022. Following the successful completion of a business combination on August 3, 2023, ESGL listed on Nasdaq and is a publicly traded company. ESGL’s stock commenced trading August 4, 2023.

ESGL’s subsidiaries are as follows:

Environmental Solutions Group Holdings Limited

Environmental Solutions Group Holdings Limited is a holding company incorporated under the laws of the Cayman Islands as an exempted company with limited liability on June 14, 2022. The address of its registered office is 71 Fort Street, PO Box 500, George Town, Grand Cayman, KY1-1106, Cayman Islands. As a holding company with no material operations of its own, ESGH conducts all of its operations through its operating entity incorporated in Singapore, Environmental Solutions (Asia) Pte. Ltd.

Environmental Solutions Asia Holdings Limited (“ESAH”)

ESAH, a wholly-owned subsidiary of the ESGH, was incorporated on June 29, 2022 and domiciled in the British Virgin Islands with its registered office at Mandar House, 3rd Floor, Johnson’s Ghut, Tortola, British Virgin Islands.

Environmental Solutions (Asia) Pte. Ltd. (“ESA”)

ESA was incorporated and domiciled in Singapore, with its registered office at 101 Tuas, South Avenue 2, Singapore 637226. ESA is a waste management, treatment and recycling company involved in the collection and recycling of hazardous and non-hazardous industrial waste from customers such as pharmaceutical, semiconductor, petrochemical and electroplating companies.

As ESGL, ESGH, ESAH and ESA (collectively the “Group”) were under common control, the Merger constituted a reorganization under common control and are required to be retrospectively applied to the consolidated financial statements at their historical amounts. The consolidated financial statements have been prepared as if the existing corporate structure had been in existence throughout all periods. This includes a retrospective presentation for all equity related disclosures, including issued shares, which have been revised to reflect the effects of the reorganization in accordance with International Financial Reporting Standards (“IFRS”) as of June 30, 2024 and 2023.